Financial Income and Expenses - Summary of Financial Income and Expenses (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial income:
Interest on short-term bank deposits	S/ 5,133	S/ 9,193	S/ 12,076
Interest on loans to third parties	635	6,142	19,749
Commissions and collaterals	12	4	3,026
Exchange rate gain, net	6,292
Others	3,335	5,306	2,785
Finance income	15,407	20,645	37,636
Interest expense:
- Bank loans	109,366	97,953	56,974
- Bonds	28,804	25,352	3,350
- Financial lease	9,748	12,138	13,167
- Commissions and collaterals	15,648	9,166	8,574
- Loans from third parties	7,569	264	2,868
- Loans from related parties		3,452	556
Exchange difference loss, net		12,527	82,851
Derivative financial instruments	739	1,248	1,691
Loss by measurement of financial asset fair value	8,059	76,864
Other financial expenses	37,420	18,134	11,205
Less capitalized interest	(31,908)	(35,434)	(13,153)
Finance costs	S/ 185,445	S/ 221,664	S/ 168,083